REVENUE RECOGNITION (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 660.7	$ 675.8	$ 1,932.6	$ 1,942.5	$ 2,604.2	$ 2,591.9	$ 2,652.7
Other revenue (Leasing: Sales-type and Operating)	4.2	5.3	13.9	19.3	25.0	32.0	35.4
Total revenue	$ 664.9	$ 681.1	$ 1,946.5	$ 1,961.8	$ 2,629.2	$ 2,623.9	$ 2,688.1
Charges For Rebates And Other Allowances Risk | Revenue from Contract with Customer Benchmark | Rebates and Allowances
Disaggregation of Revenue [Line Items]
Charges for rebates and other allowances, percent of gross sales	26.40%	26.90%	24.90%	26.50%	25.80%	26.20%	25.40%
Europe
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 313.0	$ 291.6	$ 838.9	$ 837.5	$ 1,129.3	$ 1,186.9	$ 1,227.8
Total revenue	313.8	280.3	841.8	840.2	1,132.9	1,189.4	1,225.3
North America
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	158.0	221.3	549.8	577.3	777.2	574.8	564.3
Total revenue	159.7	226.5	554.7	582.5	784.2	581.1	576.1
Asia Pacific
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	81.2	73.3	239.4	238.2	312.0	371.6	381.4
Total revenue	82.9	84.6	245.5	249.5	326.2	394.5	407.2
Middle East and Africa
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	63.0	52.5	170.9	164.9	217.2	255.6	253.3
Total revenue	63.0	52.5	170.9	164.9	217.2	255.6	253.4
Latin America
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	45.5	37.1	133.6	124.6	168.5	203.0	225.9
Total revenue	$ 45.5	$ 37.2	$ 133.6	$ 124.7	$ 168.7	$ 203.3	$ 226.1